Accrued Interest Receivable (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summary of accrued interest receivable
Accrued interest receivable	$ 2,018	$ 2,449
Securities available for sale [Member]
Summary of accrued interest receivable
Accrued interest receivable	332	553
Loans receivable [Member]
Summary of accrued interest receivable
Accrued interest receivable	$ 1,686	$ 1,896